Segment reporting - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	3
Revenues from external customers	$ 1,582.0	$ 1,527.2	[1]	$ 1,925.3	[1]
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues from external customers	0.0
Nigeria
Disclosure of operating segments [line items]
Revenues from external customers	1,068.8	998.5		1,381.6
SSA
Disclosure of operating segments [line items]
Revenues from external customers	$ 513.2	483.8		503.0
MENA
Disclosure of operating segments [line items]
Revenues from external customers		$ 44.9		$ 40.7

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information